UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4994

Smith Barney Massachusetts Municipals Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30, 2005

Date of reporting period: February 28, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SMITH BARNEY

MASSACHUSETTS MUNICIPALS FUND

FORM N-Q

February 28, 2005

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

SCHEDULE OF INVESTMENTS (unaudited)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Education - 17.4%
$1,000,000	AAA	Massachusetts State College Building Authority Project Revenue, Series A, MBIA-Insured, 5.000%, due 5/1/33	$1,038,660
		Massachusetts State Development Finance Agency Revenue:
1,000,000	AA	Applewild School Issue, Radian-Insured, 5.750% due 8/1/29	1,078,430
1,105,000	AA	Assumption College, Series A, Radian-Insured, 5.750% due 3/1/20	1,213,986
1,000,000	AAA	College of Pharmacy and Allied Health, Series D, 5.000%, due 7/1/35	1,031,700
1,000,000	A	Curry College, Series A, ACA-Insured, 6.000% due 3/1/31	1,056,640
500,000	BBB-	Evergreen Center Inc., 5.500% due 1/1/35	499,010
1,000,000	AAA	Western New England College, AMBAC-Insured, 5.250% due 7/1/20	1,095,160
2,500,000	AAA	Massachusetts State Health & Educational Facilities Authority Revenue, University of Massachusetts Project, Series C, MBIA-Insured, 5.250% due 10/1/31 (b)	2,667,100
500,000	AAA	Southeastern Massachusetts University, Building Authority Project Revenue, Series A, AMBAC-Insured, (Call 5/1/05 @ 102) 5.900% due 5/1/12 (c)	513,170
1,000,000	AAA	University of Massachusetts Building Authority Project Revenue, Series 2, AMBAC-Insured, 5.250% due 11/1/20	1,080,050
665,000	A	University of the Virgin Islands, Refunding and Improvement Bonds Series A, ACA-Insured, 6.000% due 12/1/19	732,631

			12,006,537

Finance - 1.5%
1,000,000	NR	Virgin Islands Public Finance Authority Revenue, Sub. Lien-Fund Loan Notes, Series E, 5.750% due 10/1/13	1,025,690

General Obligation - 22.1%
1,310,000	Aaa*	Lawrence MA State Qualified GO, MBIA-Insured, 5.250% due 3/15/18 (b) Massachusetts State GO, MBIA-Insured:	1,442,808
		Consolidated Loan:
2,750,000	AAA	Series C, (Call 10/1/10 @100), 5.250% due 10/1/20 (b)(c)	3,025,495
2,000,000	AAA	Series D, (Call 8/1/12 @ 100), 5.375%, due 8/1/22 (b)(c)	2,238,720
1,500,000	AAA	R-RITE-PA 964, 9.381% due 11/1/09 (b)(d)(e)	1,863,060
1,055,000	Aaa*	Maynard GO, MBIA-Insured, 5.500% due 2/1/16	1,191,295
1,000,000	NR	Northern Mariana Islands Commonwealth GO, Series A, 7.375% due 6/1/30	1,051,330
1,000,000	Aaa*	Quaboag Regional School Distric GO, State Qualified, FSA-Insured, 5.500% due 6/1/20	1,100,320
1,000,000	AAA	Westfield GO, MBIA-Insured, 5.500% due 12/15/20	1,140,690
1,975,000	AAA	Westwood GO, MBIA-Insured, 5.375% due 6/1/17 (b)	2,190,334

			15,244,052

Hospitals - 18.8%
		Massachusetts State Health & Educational Facilities Authority Revenue:
		Berkshire Health Systems, Series E:
1,000,000	BBB+	6.250% due 10/1/31	1,065,520
750,000	AA	Radian-Insured, 5.700% due 10/1/25	822,923
2,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (b)	2,265,740
		Covenant Health System:
1,000,000	A-	6.500% due 7/1/17	1,112,530
750,000	A-	6.000% due 7/1/31	791,542
500,000	AAA	Medical Center of Central Massachusetts, CARS, Series B, AMBAC-Insured, Variable Rate INFLOS, 11.370% due 6/23/22 (e)	602,245
1,000,000	BBB-	Milford-Whitinsville Hospital, Series D, 6.350% due 7/15/32	1,059,750
1,500,000	BBB	UMASS Memorial Healthcare Inc., Series C, 6.625% due 7/1/32 (b)	1,627,320
700,000	AAA	Valley Regional Health System, Series C, CONNIE LEE-Insured, 7.000% due 7/1/06	739,438
1,000,000	AAA	Volunteers of America, (Concord Assisted Living Project), Series A, GNMA-Collateralized, 6.900% due 10/20/41	1,140,830
1,500,000	BBB	Winchester Hospital, Series E, (Call 7/1/10 @ 101), 6.750% due 7/1/30 (b)(c)	1,753,755

			12,981,593

See Notes to Schedule of Investments.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

SCHEDULE OF INVESTMENTS (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Housing: Multi-Family - 2.6%
		Framingham Housing Authority, Mortgage Revenue, Beaver Terrace Apartments, Series A, GNMA-Collateralized:
$400,000	AAA	6.200% due 2/20/21	$442,884
1,200,000	AAA	6.350% due 2/20/32	1,320,564

			1,763,448

Industrial Development - 5.2%
		Boston Industrial Development Financing Authority Revenue:
1,500,000	Baa3*	Crosstown Center Project, 6.500% due 9/1/35 (b)(f)	1,468,845
955,000	NR	Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (f)	965,954
1,000,000	AA	Massachusetts State Development Finance Agency Revenue, The May Institute Inc., Radian-Insured, 5.750% due 9/1/29	1,069,260
120,000	BBB+	Massachusetts State Industrial Finance Agency, Resource Recovery Revenue, Series A, (Refusetech Inc. Project), 6.300% due 7/1/05	121,661

			3,625,720

Life Care Systems - 10.0%
895,000	NR	Boston Industrial Development Financing Authority Revenue, North End Community Nursing Home, Series A, FHA-Insured, (Call 8/1/07 @ 105), 6.450% due 8/1/37 (c)	997,442
		Massachusetts State Development Finance Agency Revenue:
1,000,000	NR	Briarwood, Series B, (Call 12/1/10 @ 101), 8.250% due 12/1/30 (c)	1,265,300
1,300,000	BBB-	First Mortgage, (Edgecombe Project), Series A, 6.750% due 7/1/26	1,386,710
1,000,000	AAA	Neville Communities Home Inc., Series A, GNMA-Collateralized, 6.000% due 6/20/44	1,105,590
750,000	Aa2*	Massachusetts State Health & Educational Facilities Authority Revenue, Youville House Inc., Series A, FHA-Insured, (Call 2/15/07 @ 102), 6.050% due 2/15/29 (c)	814,342
1,245,000	AAA	Massachusetts State Industrial Finance Agency Revenue, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	1,365,964

			6,935,348

Miscellaneous - 3.2%
1,000,000	A	Massachusetts State Development Finance Agency Revenue, Massachusetts Biomedical Research Corp., Series C, 6.250% due 8/1/20	1,111,890
1,000,000	AAA	Massachusetts State Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, 5.000% due 6/1/22	1,103,280

			2,215,170

Pollution Control - 3.2%
		Massachusetts State Water Pollution Abatement Revenue:
2,000,000	AAA	Pool Program, Series 9, 5.250% due 8/1/28 (b)	2,140,120
80,000	AA+	Unrefunded Balance, Series A, 6.375% due 2/1/15	81,058

			2,221,178

Public Facilities - 3.1%
1,000,000	AAA	Boston Massachusetts Convention Center Act 1997, Special Obligation, Series A, AMBAC-Insured, 5.000%, due 5/1/25	1,042,730
		Puerto Rico Public Buildings Authority Revenue, Government Facility, Series D:
735,000	A-	Call 7/1/12 @100, 5.375% due 7/1/33 (c)	821,848
265,000	A-	Unrefunded Balance, 5.375% due 7/1/33	282,384

			2,146,962

Transportation - 4.2%
2,030,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)(g)	2,923,687

Utilities - 1.6%
1,000,000	A-	Massachusetts State Development Finance Agency Revenue, Devens Electric System, 6.000% due 12/1/30	1,074,200

See Notes to Schedule of Investments.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

SCHEDULE OF INVESTMENTS (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Water & Sewer - 4.5%
		Boston Water & Sewer Commission Revenue:
$1,750,000	AAA	10.875% due 1/1/09 (g)(h)	$2,069,830
1,000,000	AA	Series A, 5.000% due 11/1/24	1,063,760

			3,133,590

		TOTAL INVESTMENTS - 97.4% (Cost - $62,984,612**)	67,297,175
		Other Assets in Excess of Liabilities - 2.6%	1,776,280

		TOTAL NET ASSETS - 100.0%	$69,073,455

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Services.

(b)	All or a portion of this security is segregated for open futures contracts commitments.

(c)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(d)	Underlying bond is Pre-Refunded with U.S. government securities and/or U.S. government agency securities with Call 11/1/11 @ 100 and maturity 11/1/15.

(e)	Inverse floating rate security - coupon varies inversely with level of short-term tax exempt interest rates.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(g)	Bonds are escrowed to maturity with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(h)	All or a portion of this security is held as collateral for open futures contracts commitments.

**	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1— Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance
AIG	— American International Guaranty
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
BIG	— Bond Investors Guaranty
CARS	— Complimentary Auction Rate Securities
CGIC	— Capital Guaranty Insurance Company
CHFCLI	— California Health Facility Construction Loan Insurance
CONNIE LEE	— College Construction Loan Insurance Association
CTFS	— Certificates of Participation
EDA	— Economic Development Authority
FAIRS	— Floating Adjustable Interest Rate Securities
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRTC	— Floating Rate Trust Certificates
FSA	— Financing Security Assurance
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Authority
INFLOS	— Inverse Floaters
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MVRICS	— Municipal Variable Rate Inverse Coupon Security
PCR	— Pollution Control Revenue
RADIAN	— Radian Asset Assurance Co.
RAN	— Revenue Anticipation Notes
RIBS	— Residual Interest Bonds
RITES	— Residual Interest Tax-Exempt Securities
SYCC	— Structured Yield Curve Certificate
TAN	— Tax Anticipation Notes
TECP	— Tax-Exempt Commercial Paper
TICS	— Tender Inverse Certificates
TOB	— Tender Option Bonds
TRAN	— Tax and Revenue Anticipation Notes
VA	— Veterans Administration
VRDD	— Variable Rate Daily Demand
VRWE	— Variable Rate Wednesday Demand

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Massachusetts Municipals Fund (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service. These prices are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities, for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith at fair value by or under the direction of the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Massachusetts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,352,603
Gross unrealized depreciation	(40,040)

Net unrealized appreciation	$4,312,563

At February 28, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	200	3/05	$21,900,000	$22,618,750	$(718,750)

ITEM 2.   CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Massachusetts Municipals Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 27, 2005